INCOME TAXES (Schedule of income tax expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Current:
Federal	$ 15,000	$ 69,000	$ (492,000)
State and City
Deferred:
Federal	966,000	727,000	1,570,000
State and City			(365,000)
Income tax provision	$ 981,000	$ 796,000	$ 713,000